14. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Note 14. SUBSEQUENT EVENTS

Subsequent issuances of common stock

In April 2013, the Company issued an aggregate of 4,424,623 shares of common stock for services rendered of $107,231.

In April 2013, the Company issued 1,821,429 shares of common stock in settlement of $12,750 outstanding notes payable.

In May 2013, the Company issued 83,590 shares of common stock for payment for services rendered of $1,898.

Subsequent financing

On March 25, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on April 1, 2013. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on December 27, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

Subsequent issuances of common stock

In January 2013, the Company issued an aggregate of 4,021,505 shares of common stock in settlement of $35,280 outstanding notes payable

In February 2013, the Company issued an aggregate of 6,590,067 shares of common stock in settlement of $68,660 outstanding notes payable

In February 2013, the Company issued an aggregate of 281,553 shares of common stock for services rendered of $5,597.

Subsequent financing

During the month of January 2013, the Company issued an aggregate of two convertible promissory notes to investors in the aggregate principal amount of $19,000. The total net proceeds the Company received from this Offering was $14,000.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The Note is convertible into common stock, at holders’ option, at a conversion rate of $0.015 per common share.

On January 25, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on January 25, 2013. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on October 29, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.